Contact:
Lai Yee Yuen
Account Administrator
617-603-6433
lai.yuen@usbank.com
Distribution Date
27-Mar-06
Determination Date 20-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-06 Libor Certificates 2/28/2006 3/26/2006
Record Date - non Physical Certificates 28-Feb-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 4.83500% $498,862,000.00 $498,862,000.00 $11,378,674.49 $1,808,998.33 $13,187,672.82 N/A NA $487,483,325.51
A2 4.79500% $151,638,000.00 $151,638,000.00 $3,975,563.28 $545,328.16 $4,520,891.44 N/A NA $147,662,436.72
A3 4.90500% $22,658,000.00 $22,658,000.00 $0.00 $83,353.12 $83,353.12 N/A NA $22,658,000.00
A4 4.91500% $74,795,000.00 $74,795,000.00 $1,706,018.82 $306,347.85 $2,012,366.67 N/A NA $73,088,981.18
M1 5.05500% $22,603,000.00 $22,603,000.00 $0.00 $85,693.62 $85,693.62 $0.00 $0.00 $22,603,000.00
M2 5.10500% $12,328,000.00 $12,328,000.00 $0.00 $47,200.83 $47,200.83 $0.00 $0.00 $12,328,000.00
M3 5.15500% $7,397,000.00 $7,397,000.00 $0.00 $28,598.65 $28,598.65 $0.00 $0.00 $7,397,000.00
M4 5.30500% $12,328,000.00 $12,328,000.00 $0.00 $49,050.03 $49,050.03 $0.00 $0.00 $12,328,000.00
M5 5.40500% $5,342,000.00 $5,342,000.00 $0.00 $21,655.13 $21,655.13 $0.00 $0.00 $5,342,000.00
M6 6.00500% $9,863,000.00 $9,863,000.00 $0.00 $44,420.49 $44,420.49 $0.00 $0.00 $9,863,000.00
M7 6.00500% $4,109,000.00 $4,109,000.00 $0.00 $18,505.91 $18,505.91 $0.00 $0.00 $4,109,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P 0.00000% $100.00 $100.00 $0.00 $32,174.40 $32,174.40 $0.00 $0.00 $100.00
X 0.00000% $4,482.36 $4,482.36 $0.00 $0.00 $0.00 $0.00 $0.00 $4,482.36
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
LT-R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Totals: $821,927,582.36 $821,927,582.36 $17,060,256.59 $3,071,326.52 $20,131,583.11 $0.00 $0.00 $804,867,325.77
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 525221JG3 $1,000.00000000 $22.80926286 $3.62625001 $0.00000000 $977.19073714 LIBOR 4.60500%
A2 525221JH1 $1,000.00000000 $26.21746053 $3.59625002 $0.00000000 $973.78253947
A3 525221JJ7 $1,000.00000000 $0.00000000 $3.67875011 $0.00000000 $1,000.00000000
A4 525221JS7 $1,000.00000000 $22.80926292 $4.09583328 $0.00000000 $977.19073708
M1 525221JK4 $1,000.00000000 $0.00000000 $3.79124983 $0.00000000 $1,000.00000000
M2 525221JL2 $1,000.00000000 $0.00000000 $3.82875000 $0.00000000 $1,000.00000000
M3 525221JM0 $1,000.00000000 $0.00000000 $3.86624983 $0.00000000 $1,000.00000000
M4 525221JN8 $1,000.00000000 $0.00000000 $3.97875000 $0.00000000 $1,000.00000000
M5 525221JP3 $1,000.00000000 $0.00000000 $4.05374953 $0.00000000 $1,000.00000000
M6 525221JQ1 $1,000.00000000 $0.00000000 $4.50375038 $0.00000000 $1,000.00000000
M7 525221JR9 $1,000.00000000 $0.00000000 $4.50375030 $0.00000000 $1,000.00000000
X $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Lai Yee Yuen
Account Administrator
617-603-6433
lai.yuen@usbank.com
Distribution Date
27-Mar-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 4.83500% $1,808,998.33 $0.00 $0.00 $0.00 $0.00 NA $1,808,998.33 $0.00
A2 4.79500% $545,328.16 $0.00 $0.00 $0.00 $0.00 NA $545,328.16 $0.00
A3 4.90500% $83,353.12 $0.00 $0.00 $0.00 $0.00 NA $83,353.12 $0.00
A4 4.91500% $306,347.85 $0.00 $0.00 $0.00 $0.00 NA $306,347.85 $0.00
M1 5.05500% $85,693.62 $0.00 $0.00 $0.00 $0.00 $0.00 $85,693.62 $0.00
M2 5.10500% $47,200.83 $0.00 $0.00 $0.00 $0.00 $0.00 $47,200.83 $0.00
M3 5.15500% $28,598.65 $0.00 $0.00 $0.00 $0.00 $0.00 $28,598.65 $0.00
M4 5.30500% $49,050.03 $0.00 $0.00 $0.00 $0.00 $0.00 $49,050.03 $0.00
M5 5.40500% $21,655.13 $0.00 $0.00 $0.00 $0.00 $0.00 $21,655.13 $0.00
M6 6.00500% $44,420.49 $0.00 $0.00 $0.00 $0.00 $0.00 $44,420.49 $0.00
M7 6.00500% $18,505.91 $0.00 $0.00 $0.00 $0.00 $0.00 $18,505.91 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 11,378,674.49 1,808,998.33 0.00 0.00 11,378,674.49 1,808,998.33
A2 3,975,563.28 545,328.16 0.00 0.00 3,975,563.28 545,328.16
A3 0.00 83,353.12 0.00 0.00 0.00 83,353.12
A4 1,706,018.82 306,347.85 0.00 0.00 1,706,018.82 306,347.85
M1 0.00 85,693.62 0.00 0.00 0.00 85,693.62
M2 0.00 47,200.83 0.00 0.00 0.00 47,200.83
M3 0.00 28,598.65 0.00 0.00 0.00 28,598.65
M4 0.00 49,050.03 0.00 0.00 0.00 49,050.03
M5 0.00 21,655.13 0.00 0.00 0.00 21,655.13
M6 0.00 44,420.49 0.00 0.00 0.00 44,420.49
M7 0.00 18,505.91 0.00 0.00 0.00 18,505.91
C 0.00 0.00 0.00 0.00 0.00 0.00
X 0.00 0.00 0.00 0.00 0.00 0.00
P 0.00 32,174.40 0.00 0.00 0.00 32,174.40
R 0.00 0.00 0.00 0.00 0.00 0.00
TOTAL 17,060,256.59 3,071,326.52 0.00 0.00 17,060,256.59 3,071,326.52
Cumulative X-I Distributions 0.00
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Lai Yee Yuen
Account Administrator
617-603-6433
lai.yuen@usbank.com
Distribution Date
27-Mar-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 1,000.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer 5,045,100.73
Withdrawal: Basis Risk Shortfalls 0.00
Amount of Advances actually made by servicer
5,045,100.73
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 20,188,714.98
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 1,000.00 20,188,714.98
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 57,131.87 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 57,131.87
Withdrawals 57,131.87 Total interest distributed 3,071,326.52
Ending Balance 1,000.00 Total principal distributed 17,060,256.59
Net Deposits to Basis Risk account 0.00
20,188,714.98
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Lai Yee Yuen
Account Administrator
617-603-6433
lai.yuen@usbank.com
Distribution Date
27-Mar-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 2.396%
B) Ending Collateral Balance 806,543,434.32 Senior Enhancement Percentage for purposes of Stepdown 6.369%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Cumulative Realized Losses 0.00 (x) March 2009 NO
F) Original Collateral Balance 821,927,582.36 (y) Distribution when Senior Enhancement % is >= 18.9% NO
G) Cumulative Loss % ( E/F) 0.00%
H) Applicable Cumulative Loss Limit % 100.00%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,676,108.55
1) as additional principal to certificates 1,676,108.55
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 1,676,208.55 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 3,698,674.00 5) Remaining Amounts to X 0.00
Ending Overcollateralization deficiency amount 2,022,465.45 (B): 1,676,108.55
Overcollateralization release amount 0.00
(A)-(B): 0.00
Certificate Account Shortfalls 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Lehman XS Trust 2006-3
TOTAL
POOL BALANCE INFORMATION:
Beginning Balance
821,927,582.36
Less: Principal Remittance
15,384,148.04
Plus: Negative Amortization
0.00
Plus: Draws (If Applicable)
0.00
Less: Net Realized Losses
0.00
Ending Balance
806,543,434.32
PRINCIPAL REMITTANCE:
Scheduled Principal
172,761.72
Prepayments
14,948,171.70
Curtailments
263,214.62
Net Liquidation Proceeds
0.00
Repurchase Principal
0.00
Total Principal Remittance (A)
15,384,148.04
INTEREST REMITTANCE:
Gross Interest
4,947,097.79
Less: Total Retained Fees
174,705.25
Less: Deferred Interest
0.00
Less: Relief Act Interest Shortfall
0.00
Less: Net Prepayment Interest Shortfall
0.00
Less: Net Nonrecoverable Advances
0.00
Less: Interest Loss
0.00
Net Interest Remittance From Servicer(s) (B)
4,772,392.54
Prepayment Premiums (C)
32,174.40
Other Funds (D)
0.00
REMITTANCE TO TRUST (A+B+C+D):
20,188,714.98
OTHER INFORMATION:
Beginning Loan Count
3,484
Ending Loan Count
3,418
Ending Pool Factor
0.98
Weighted Average Coupon
7.22268%
Weighted Average Net Coupon
6.96761%
Weighted Average Maximum Net Coupon
11.17285%
Liquidated Loans - Balance
0.00
Negative Amortization - Count
0.00
Negative Amortization - Balance
0.00
Substitution In Loans
0.00
Substitution Out Loans
0.00
Substitution Adjustment - Principal
0.00
Loans w/ Prepayment Penalties - Balance
0.00
Loans w/ Prepayment Penalties - Count
0.00
Repurchase Loans - Count
0.00
Recoveries
0.00
NON-RETAINED FEES:
Excess Servicing Fee
0.00
RETAINED FEES:
Servicing Fee
172,350.21
LPMI
2,355.04
Special Servicing Fee
0.00
Additional Master Servicing Fee
0.00
Backup Servicing Fee
0.00
Supplemental Insurance Fee
0.00
3/27/2006

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Pakcage*
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report, or may change its format, at any time and without notice to any Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
March 25, 2006
February 28, 2006
February 01, 2006
1
Payment Date Statement
2
Remittance Summary
3
Delinquency Summary
4
Delinquency Summary 120+ Breakdown
5
Mortgage Loan Characteristics
6
Delinquency
7
Delinquency History
8
CPR/CDR History
9
Bankruptcy Loan Detail
10
Foreclosure Loan Detail
11
REO Loan Detail
12
Prepayment & Liquidation Loan Detail
13
Material Modifications, Extentions, Waivers
14
Material Breaches
03/24/2006 11:46 am
Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance
%
0K to 100K
567 40,515,633.48 5.02%
100K to 200K
1,237 182,472,401.98 22.62%
200K to 300K
752 184,352,197.70 22.86%
300K to 400K
407 139,335,598.54 17.28%
400K to 500K
202 90,604,029.93 11.23%
500K to 600K
122 66,017,031.14 8.19%
600K to 700K
63 40,516,868.81 5.02%
700K to 800K
20 14,871,128.97 1.84%
800K to 900K
16 13,380,143.64 1.66%
900K to 1000K
19 18,190,423.04 2.26%
1000K to 1100K
8 8,000,000.00 0.99%
1300K to 1400K
1 1,320,178.88 0.16%
1400K to 1500K
1 1,421,839.99 0.18%
1600K to 1700K
1 1,621,050.00 0.20%
1900K to 2000K
1 1,924,908.22 0.24%
2000K to 2100K
1 2,000,000.00 0.25%
Total
3,418
806,543,434.32
100.00%
MORTGAGE LOAN CHARACTERISTIC
Remaining Principal Balance
Balance
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 100K 100K to 200K 200K to 300K 300K to 400K 400K to 500K 500K to 600K 600K to 700K 700K to 800K 800K to 900K
900K to 1000K 1000K to 1100K 1300K to 1400K 1400K to 1500K 1600K to 1700K 1900K to 2000K 2000K to 2100K
Balance
Group 1
Count
Balance ($)
%
4.00% - 4.49%
1 242,900.00 0.03%
4.50% - 4.99%
2 612,500.00 0.08%
5.00% - 5.49%
11 4,392,993.31 0.54%
5.50% - 5.99%
88 26,695,293.99 3.31%
6.00% - 6.49%
340 87,544,661.80 10.85%
6.50% - 6.99%
995 244,608,429.23 30.33%
7.00% - 7.49%
652 140,491,958.97 17.42%
7.50% - 7.99%
672 151,957,891.79 18.84%
8.00% - 8.49%
331 69,728,964.17 8.65%
8.50% - 8.99%
274 67,188,487.06 8.33%
9.00% - 9.49%
35 9,866,290.98 1.22%
9.50% - 9.99%
17 3,213,063.02 0.40%
Total
3,418
806,543,434.32
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Margin: 7.22%
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance ($)
%
1.00% - 1.99%
1 500,000.00 0.09%
2.00% - 2.99%
677 222,423,546.22 39.34%
3.00% - 3.99%
32 8,316,500.61 1.47%
4.00% - 4.99%
12 2,228,499.59 0.39%
5.00% - 5.99%
1,447 325,663,268.49 57.60%
6.00% - 6.99%
34 5,507,595.65 0.97%
7.00% - 7.99%
5 703,599.79 0.12%
Total
2,208
565,343,010.35
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 4.07%
Group 1
Count
Balance ($)
%
1.00% - 1.99%
1 500,000.00 0.09%
2.00% - 2.99%
296 83,586,086.34 14.79%
3.00% - 3.99%
14 3,368,702.67 0.60%
4.00% - 4.99%
5 1,034,605.19 0.18%
5.00% - 5.99%
187 51,912,330.91 9.18%
6.00% - 6.99%
650 164,925,289.85 29.17%
7.00% - 7.99%
625 152,682,120.93 27.01%
8.00% - 8.99%
414 100,439,679.38 17.77%
9.00% - 9.99%
16 6,894,195.08 1.22%
Total
2,208
565,343,010.35
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.42%
Group 1
Count
Balance ($)
%
10.00% - 10.99%
14 3,481,574.84 0.62%
11.00% - 11.99%
110 35,612,074.01 6.30%
12.00% - 12.99%
840 221,626,755.65 39.20%
13.00% - 13.99%
751 184,460,850.57 32.63%
14.00% - 14.99%
469 112,128,225.05 19.83%
15.00% - 15.99%
24 8,033,530.23 1.42%
Total
2,208
565,343,010.35
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.20%
Group 1
Count
Balance ($)
%
6
2,155 547,102,917.69 96.77%
12
53 18,240,092.66 3.23%
Total
2,208
565,343,010.35
100.00%
Frequency of Interest Rate Adjustments
Months
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance ($)
%
6
2,155 547,102,917.69 96.77%
12
53 18,240,092.66 3.23%
Total
2,208
565,343,010.35
100.00%
Frequency of Payment Adjustments
Months
Group 1
Count
Balance ($)
%
1 Year LIBOR
52 17,759,270.49 3.14%
1 Year Treasury or CM
1 480,822.17 0.09%
6 Month LIBOR
2,155 547,102,917.69 96.77%
Total
2,208
565,343,010.35
100.00%
Indices
Index
Group 1
Count
Balance ($)
%
1 379,680.75 0.05%
2 Units
178 35,963,240.73 4.46%
3 Units
116 32,836,320.89 4.07%
4 Units
94 24,600,739.34 3.05%
Condominium
263 50,186,181.51 6.22%
Cooperative
1 500,000.00 0.06%
Other
1 248,000.00 0.03%
Planned Unit Development
766 206,141,382.39 25.56%
Single Family
1,995 455,058,944.70 56.42%
Townhouse
3 628,944.01 0.08%
Total
3,418
806,543,434.32
100.00%
Property Type
Type
Group 1
Count
Balance ($)
%
2000
1 33,066.66 0.00%
2002
5 287,855.96 0.04%
2003
4 614,518.81 0.08%
2004
6 1,721,398.82 0.21%
2005
865 189,149,230.79 23.45%
2006
2,537 614,737,363.28 76.22%
Total
3,418
806,543,434.32
100.00%
Year of Origination
Year
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance ($)
%
0.0 - 9.9
1 49,494.62 0.01%
10.0 - 19.9
1 76,509.08 0.01%
20.0 - 29.9
12 1,950,070.90 0.24%
30.0 - 39.9
12 1,856,578.01 0.23%
40.0 - 49.9
26 7,865,398.89 0.98%
50.0 - 59.9
46 13,945,521.28 1.73%
60.0 - 69.9
161 50,272,386.41 6.23%
70.0 - 79.9
862 218,104,069.40 27.04%
80.0 - 89.9
2,180 492,207,120.45 61.03%
90.0 - 99.9
107 18,680,561.70 2.32%
100.0 - 100.0
10 1,535,723.58 0.19%
Total
3,418
806,543,434.32
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Group 1
Count
Balance ($)
%
169 - 192
1 1,924,908.22 0.24%
217 - 240
1 401,307.98 0.05%
289 - 312
2 89,240.38 0.01%
313 - 336
9 1,176,315.29 0.15%
337 - 360
3,396 800,199,686.44 99.21%
457 - 480
9 2,751,976.01 0.34%
Total
3,418
806,543,434.32
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Group 1
Count
Balance ($)
%
169 - 192
1 1,924,908.22 0.24%
217 - 240
1 401,307.98 0.05%
289 - 312
2 89,240.38 0.01%
313 - 336
9 1,176,315.29 0.15%
337 - 360
3,405 802,951,662.45 99.55%
Total
3,418
806,543,434.32
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance ($)
%
169 - 192
1 1,924,908.22 0.24%
217 - 240
1 401,307.98 0.05%
337 - 360
3,407 801,465,242.11 99.37%
457 - 480
9 2,751,976.01 0.34%
Total
3,418
806,543,434.32
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 1
Count
Balance ($)
%
169 - 192
1 1,924,908.22 0.24%
217 - 240
1 401,307.98 0.05%
337 - 360
3,416 804,217,218.12 99.71%
Total
3,418
806,543,434.32
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Count
Balance ($)
%
ALABAMA
10 1,177,118.27 0.15%
ALASKA
2 394,016.67 0.05%
ARIZONA
280 68,919,638.20 8.55%
ARKANSAS
6 718,816.05 0.09%
CALIFORNIA
599 216,710,258.19 26.87%
COLORADO
134 27,440,563.14 3.40%
CONNECTICUT
35 10,635,837.11 1.32%
DELAWARE
2 556,504.71 0.07%
DISTRICT OF COLUMBIA
14 5,005,120.26 0.62%
FLORIDA
363 77,701,795.12 9.63%
GEORGIA
80 10,719,423.08 1.33%
HAWAII
8 4,186,830.56 0.52%
IDAHO
38 6,719,334.72 0.83%
ILLINOIS
122 26,827,018.31 3.33%
INDIANA
28 3,105,654.46 0.39%
IOWA
8 653,645.30 0.08%
KANSAS
14 1,792,552.42 0.22%
KENTUCKY
9 1,141,283.82 0.14%
LOUISIANA
3 374,055.74 0.05%
MAINE
11 1,886,243.46 0.23%
MARYLAND
96 24,834,837.62 3.08%
MASSACHUSETTS
70 20,784,802.41 2.58%
MICHIGAN
108 13,947,663.25 1.73%
MINNESOTA
53 11,711,908.31 1.45%
MISSISSIPPI
2 213,500.00 0.03%
MISSOURI
65 7,333,782.06 0.91%
MONTANA
4 1,991,157.52 0.25%
NEBRASKA
5 334,412.38 0.04%
NEVADA
142 34,696,027.59 4.30%
NEW HAMPSHIRE
17 3,570,495.05 0.44%
NEW JERSEY
39 12,420,150.95 1.54%
NEW MEXICO
21 4,307,153.82 0.53%
NEW YORK
66 25,016,639.36 3.10%
NORTH CAROLINA
80 11,710,756.49 1.45%
OHIO
52 5,278,954.46 0.65%
OKLAHOMA
5 660,808.93 0.08%
OREGON
71 15,260,355.10 1.89%
PENNSYLVANIA
52 7,706,894.44 0.96%
RHODE ISLAND
21 5,063,938.99 0.63%
SOUTH CAROLINA
54 9,101,845.66 1.13%
SOUTH DAKOTA
3 538,673.99 0.07%
TENNESSEE
29 3,682,731.61 0.46%
TEXAS
253 37,735,532.28 4.68%
UTAH
93 17,678,991.25 2.19%
VERMONT
3 572,706.24 0.07%
VIRGINIA
109 34,533,577.56 4.28%
WASHINGTON
108 25,312,652.18 3.14%
WEST VIRGINIA
2 636,000.00 0.08%
WISCONSIN
25 2,739,241.84 0.34%
WYOMING
4 501,533.39 0.06%
Total
3,418
806,543,434.32
100.00%
Geographic Distribution by State
State
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ARIZONA
TEXAS
NEVADA
VIRGINIA
COLORADO
ILLINOIS
WASHINGTON
NEW YORK
MARYLAND
MASSACHUSETTS
UTAH
OREGON
MICHIGAN
NEW JERSEY
MINNESOTA
NORTH CAROLINA
GEORGIA
CONNECTICUT
SOUTH CAROLINA
PENNSYLVANIA
MISSOURI
IDAHO
OHIO
RHODE ISLAND
DISTRICT OF
COLUMBIA
NEW MEXICO
HAWAII
TENNESSEE
NEW HAMPSHIRE
INDIANA
WISCONSIN
MONTANA
MAINE
KANSAS
ALABAMA
KENTUCKY
ARKANSAS
OKLAHOMA
IOWA
WEST VIRGINIA
VERMONT
DELAWARE
SOUTH DAKOTA
WYOMING
ALASKA
LOUISIANA
NEBRASKA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY REPORT
Current
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,418
806,543,434.32
100.00%
806,670,864.20
3,418
806,543,434.32
806,670,864.20
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,418
806,543,434.32
100.00%
806,670,864.20
3,418
806,543,434.32
100.00%
806,670,864.20
Current
Current 100.0%
Total:
100.0%
Group 1
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
20.08%
15,211,386.32
20.08%
15,211,386.32
Life CPR
Percentage
Amount ($)
20.08% 20.08%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006
Group 1
Total
Percentage
CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006
Group 1
Total
Percentage
CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006
Group 1
Total
Amount ($)
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
66 14,965,468.00 14,948,171.70 0.00 821,927,582.36
1.82%
98.18%
1
Prepayment 1.82%
Liquidation 0.00%
Beginning Balance 98.18%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118570225 416,000.00 415,439.88 415,157.02 0.00 0.00 0.00 Voluntary PIF 03/08/2006 282.86 8.000%
0.000%
118629054 360,000.00 359,999.99 359,999.99 0.00 0.00 0.00 Voluntary PIF 03/15/2006 0.00 8.125%
0.000%
31482979 168,000.00 168,000.00 168,000.00 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 6.500%
0.000%
31548118 424,000.00 424,000.00 424,000.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 8.375%
0.000%
32053738 52,000.00 51,939.96 51,909.61 0.00 0.00 0.00 Voluntary PIF 03/16/2006 30.35 8.750%
0.000%
32219974 524,250.00 524,250.00 524,250.00 0.00 0.00 0.00 Voluntary PIF 02/21/2006 0.00 7.375%
0.000%
32226243 313,897.00 313,664.04 313,429.62 0.00 0.00 0.00 Voluntary PIF 03/03/2006 234.42 7.500%
0.000%
32238859 120,300.00 120,300.00 120,300.00 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.00 6.500%
0.000%
116925199 111,600.00 110,796.86 110,698.49 0.00 0.00 0.00 Voluntary PIF 02/27/2006 98.37 6.875%
0.000%
118200310 102,000.00 101,999.75 101,999.75 0.00 0.00 0.00 Voluntary PIF 02/16/2006 0.00 6.250%
0.000%
118200427 268,350.00 268,350.00 268,350.00 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 8.625%
0.000%
118201243 200,000.00 199,999.99 199,999.98 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.01 6.500%
0.000%
118201722 144,900.00 144,495.23 144,358.87 0.00 0.00 0.00 Voluntary PIF 02/28/2006 136.36 6.375%
0.000%
118202290 640,000.00 639,999.99 639,999.98 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.01 7.000%
0.000%
31946494 65,600.00 65,507.10 65,506.50 0.00 0.00 0.00 Voluntary PIF 03/09/2006 0.60 7.750%
0.000%
31988272 189,920.00 189,920.00 189,920.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 8.125%
0.000%
31988967 232,886.00 232,886.00 232,886.00 0.00 0.00 0.00 Voluntary PIF 03/15/2006 0.00 6.750%
0.000%
32106593 166,800.00 166,295.49 166,149.03 0.00 0.00 0.00 Voluntary PIF 02/15/2006 146.46 6.750%
0.000%
32114563 514,400.00 513,934.97 513,467.42 0.00 0.00 0.00 Repurchase 467.55 6.500%
0.000%
32115438 140,500.00 140,500.00 140,500.00 0.00 0.00 0.00 Voluntary PIF 02/21/2006 0.00 7.500%
0.000%
32135287 241,794.00 241,794.00 241,794.00 0.00 0.00 0.00 Voluntary PIF 03/16/2006 0.00 8.375%
0.000%
32136525 508,800.00 508,800.00 508,800.00 0.00 0.00 0.00 Voluntary PIF 02/14/2006 0.00 6.750%
0.000%
36700029 171,500.00 171,453.56 171,453.31 0.00 0.00 0.00 Voluntary PIF 02/23/2006 0.25 6.500%
0.000%
37104916 288,000.00 288,000.00 288,000.00 0.00 0.00 0.00 Voluntary PIF 02/23/2006 0.00 7.500%
0.000%
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118585538 288,000.00 287,549.30 287,321.91 0.00 0.00 0.00 Voluntary PIF 03/08/2006 227.39 7.250%
0.000%
118620343 100,000.00 99,868.72 99,802.41 0.00 0.00 0.00 Voluntary PIF 02/24/2006 66.31 8.125%
0.000%
118622166 561,600.00 560,862.79 560,490.44 0.00 0.00 0.00 Voluntary PIF 02/23/2006 372.35 8.125%
0.000%
118628189 264,000.00 264,000.00 264,000.00 0.00 0.00 0.00 Voluntary PIF 03/08/2006 0.00 8.000%
0.000%
118628858 308,000.00 308,000.00 308,000.00 0.00 0.00 0.00 Voluntary PIF 02/24/2006 0.00 7.875%
0.000%
32015166 297,000.00 296,557.78 296,334.60 0.00 0.00 0.00 Voluntary PIF 03/06/2006 223.18 7.500%
0.000%
32032427 58,125.00 58,125.00 58,125.00 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 8.625%
0.000%
32045809 61,800.00 61,800.00 61,800.00 0.00 0.00 0.00 Voluntary PIF 03/03/2006 0.00 7.000%
0.000%
32052078 131,050.00 131,050.00 131,050.00 0.00 0.00 0.00 Voluntary PIF 03/06/2006 0.00 7.500%
0.000%
32052151 68,000.00 68,000.00 68,000.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 8.125%
0.000%
32052300 127,440.00 127,440.00 127,440.00 0.00 0.00 0.00 Voluntary PIF 02/15/2006 0.00 7.625%
0.000%
32053001 171,379.00 171,379.00 171,379.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 6.750%
0.000%
32176711 231,700.00 231,559.64 231,418.28 0.00 0.00 0.00 Voluntary PIF 03/15/2006 141.36 8.500%
0.000%
37163458 98,000.00 97,925.42 97,850.38 0.00 0.00 0.00 Voluntary PIF 03/01/2006 75.04 7.375%
0.000%
118203215 158,900.00 158,487.23 158,348.09 0.00 0.00 0.00 Voluntary PIF 03/06/2006 139.14 6.750%
0.000%
118203819 92,000.00 91,999.97 91,999.97 0.00 0.00 0.00 Repurchase 0.00 6.500%
0.000%
118204429 301,900.00 301,708.93 301,707.85 0.00 0.00 0.00 Voluntary PIF 03/14/2006 1.08 6.750%
0.000%
118260553 132,000.00 131,798.45 131,730.22 0.00 0.00 0.00 Voluntary PIF 02/16/2006 68.23 9.375%
0.000%
118260561 164,000.00 163,650.50 163,532.49 0.00 0.00 0.00 Voluntary PIF 03/02/2006 118.01 7.750%
0.000%
118412220 288,000.00 286,917.86 286,697.36 0.00 0.00 0.00 Repurchase 220.50 7.500%
0.000%
118412485 628,000.00 626,484.41 625,973.20 0.00 0.00 0.00 Voluntary PIF 03/15/2006 511.21 7.125%
0.000%
118412501 57,500.00 57,342.81 57,305.06 0.00 0.00 0.00 Voluntary PIF 03/15/2006 37.75 8.250%
0.000%
118413855 460,000.00 460,000.00 459,999.99 0.00 0.00 0.00 Voluntary PIF 03/02/2006 0.01 8.125%
0.000%
31682156 111,120.00 111,120.00 111,120.00 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 8.500%
0.000%
31729460 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 Voluntary PIF 02/22/2006 0.00 6.750%
0.000%
31735764 144,992.00 144,992.00 144,992.00 0.00 0.00 0.00 Voluntary PIF 03/09/2006 0.00 7.625%
0.000%
31745482 387,184.00 387,184.00 387,184.00 0.00 0.00 0.00 Voluntary PIF 02/28/2006 0.00 6.500%
0.000%
31781354 175,000.00 175,000.00 175,000.00 0.00 0.00 0.00 Voluntary PIF 02/15/2006 0.00 6.875%
0.000%
31786502 335,200.00 332,876.27 332,546.11 0.00 0.00 0.00 Voluntary PIF 02/15/2006 330.16 6.250%
0.000%
31794076 147,200.00 146,798.63 146,663.39 0.00 0.00 0.00 Voluntary PIF 02/21/2006 135.24 6.500%
0.000%
31799364 94,745.00 94,575.97 94,518.81 0.00 0.00 0.00 Voluntary PIF 03/08/2006 57.16 8.625%
0.000%
31828692 28,000.00 28,000.00 28,000.00 0.00 0.00 0.00 Voluntary PIF 03/07/2006 0.00 8.375%
0.000%
31849284 391,238.00 391,238.00 391,238.00 0.00 0.00 0.00 Voluntary PIF 02/21/2006 0.00 6.750%
0.000%
31905540 93,112.00 93,110.59 93,110.58 0.00 0.00 0.00 Voluntary PIF 02/17/2006 0.01 8.500%
0.000%
32057275 400,000.00 399,969.62 399,969.42 0.00 0.00 0.00 Voluntary PIF 03/09/2006 0.20 7.875%
0.000%
32061723 143,200.00 143,034.64 142,951.05 0.00 0.00 0.00 Voluntary PIF 02/13/2006 83.59 8.750%
0.000%
32076440 55,000.00 54,931.39 54,896.73 0.00 0.00 0.00 Voluntary PIF 03/16/2006 34.66 8.375%
0.000%
32077661 72,000.00 71,905.48 71,857.74 0.00 0.00 0.00 Voluntary PIF 02/21/2006 47.74 8.125%
0.000%
32275836 208,056.00 208,056.00 208,056.00 0.00 0.00 0.00 Voluntary PIF 03/08/2006 0.00 8.375%
0.000%
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
32281966 323,380.00 323,058.07 322,734.53 0.00 0.00 0.00 Voluntary PIF 02/27/2006 323.54 6.000%
0.000%
32282436 91,200.00 91,200.00 91,147.52 0.00 0.00 0.00 Voluntary PIF 03/03/2006 52.48 8.750%
0.000%
32327975 110,950.00 110,950.00 110,950.00 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.00 8.500%
0.000%
Total:
66
14,965,468.00
14,952,835.28
4,663.58
14,948,171.70
0.00
0.00
0.00
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
03/24/2006 11:46 am

Distribution Date: Mar 27, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
03/24/2006 11:46 am